Loans and Convertible Bridge Financing	12 Months Ended
Dec. 31, 2022
Loans and Convertible Bridge Financing Disclosure [Abstract]
LOANS AND CONVERTIBLE BRIDGE FINANCING
NOTE 8:	LOANS AND CONVERTIBLE BRIDGE FINANCING

a.

In August 2017, the Company entered into several Securities Purchase Agreements with new investors and additional existing shareholders (collectively, the “CLA August 2017”), pursuant to which the Company issued and sold to such holders senior secured convertible notes in an aggregate principal amount of $905,555 in consideration for an aggregate subscription amount of $774,400 net of issuance costs of $40,600.

As part of the CLA August 2017, the Company also issued to the lenders five-year warrants to purchase an aggregate 905,555 ordinary shares, at an exercise price of $1.20 per ordinary share. The Company classified the warrants as liabilities due to their nature in the amount of $492,034 (the Company used the following assumptions: 0% dividend yield, 69% expected volatility, 2.16% risk free rate and 4.64 expected life in years). As of December 31, 2021, the fair value of the warrants amounted to $5,841. The warrants were forfeited during 2022.

The notes include a 10% original issue discount on the consideration paid and bear interest at 6% per annum. The notes mature after 14-24 months and may be converted into ordinary shares, subject to the terms of such notes. The initial conversion price of the notes was $1.00, but it was adjusted in January 2018 to $0.50, in October 2018 to $0.17 and further adjusted in September 2021 to $0.07. The Company accounted for the convertible loans in accordance with ASC 470-20, “Debt with conversion and other Options.” According to ASC 470-20-30-8, since the intrinsic value of the beneficial conversion feature (“BCF”) exceeds the entire proceeds of the convertible loan, the Company allocated the entire proceeds to the BCF as additional paid in capital. During 2022 and 2021, $0 and $84,758 of the convertible notes were converted into 0 and 498,758 ordinary shares, respectively. The Company may require mandatory conversion of the notes in certain circumstances and pay the convertible note in cash upon event of fundamental transaction and change of control transaction as described in the convertible note agreement.

In connection with the convertible loan agreement signed in October 2018 as described in section c. below, the lenders in the CLA August 2017 agreed to extend the original maturity date for an additional 24 months. In addition, the Company issued to certain participants in the CLA August 2017 additional four-year warrants to purchase in the aggregate 1,659,971 ordinary shares at an exercise price of $0.17. The Company classified the warrants as liabilities in the amount of $42,591. As of December 31, 2021, the fair value of the warrants amounted to $11,359. The warrants were forfeited during 2022.

The CLA August 2017 was required to be repaid by October 2020. The majority of the lenders did not exercise their conversion right under the convertible loans prior to the repayment date and therefore, the outstanding amounts (principal and interest) became repayable in cash at such time. The Company did not timely repay such loan amounts due to financial difficulties and therefore, the Company is in default under those agreements.

b.

On May 8, 2018, the Company entered into a Share Purchase Agreement with an existing shareholder (collectively, the “CLA May 2018”), pursuant to which the shareholder provided the Company with an 18-month convertible loan in an aggregate principal amount of $170,000 and received from the Company warrants to purchase 170,000 ordinary shares at an exercise price of $0.50 per ordinary share. The loan amount is convertible into ordinary shares at a conversion price of $1.00 per ordinary share. The loan includes a 10% original issue discount and bears interest of 6% per annum. In accordance with the accounting guidance on convertible instruments, the BCF of $15,300 was recognized in additional paid in capital. The warrants may be exercised, in whole or in part, for a period of five (5) years. Such warrants were classified as equity due to their nature, their fair value upon issuance date amounted to $65,718 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.80% risk free rate and 5 expected life in years).

The CLA May 2018 was required to be repaid by November 2019. This lender did not exercise its conversion right under the convertible loans prior to the repayment date and therefore, the outstanding amount (principal and interest) became repayable in cash as such time. The Company did not timely repay such loan due to financial difficulties and therefore, the Company is in default under this agreement.

c.

On October 10, 2018, the Company entered into a Convertible Loan Agreement with an existing investor who invested relatively low amounts previously (the “CLA October 2018”). Pursuant to this agreement, the investor provided the Company a convertible loan in an aggregate principal amount of $1,000,000 at an exercise price as defined in the convertible loan agreement but no less than $0.17. The convertible loan bears an interest rate at Israeli prime plus 4% per annum. Under the terms of the CLA October 2018, the investor was granted an option to lend the Company an additional amount up to $2,000,000 (the “Additional Loan Amount”) and the Company also issued to the investor a warrant to purchase ordinary shares for an aggregate purchase price of $5,000,000, and undertook to issue an additional warrant conditioned upon the investment of the Additional Loan Amount to purchase ordinary shares for an aggregate purchase price of up to $5,000,000 calculated pro-rata to the amount out of the Additional Loan Amount actually provided.

In March, April, August and December 2019 such investor provided to the Company additional amounts of $500,000, $500,000, $100,000 and $150,000, respectively on account of the Additional Loan Amount (the “CLA March-December 2019”). The Company determined that the $100,000 received in August 2019 contained a BCF of $21,445 and recorded such BCF in the additional paid in capital in the year ended December 31, 2019. The Company also issued to the investor for the aggregate $1,250,000 Additional Loan Amount a warrant to purchase ordinary shares for an aggregate purchase price of $3,125,000. Such convertible loans bears same terms as the CLA October 2018.

In July 2020, this investor provided to the Company an additional $16,748 on account of the Additional Loan Amount (the “CLA July 2020”) and the Company granted the investor a warrant to purchase ordinary shares for an aggregate purchase price of $83,740. The terms of that convertible loan and the associated warrants are the same as those of the CLA October 2018.

The CLA October 2018, CLA March-December 2019 and CLA July 2020 were required to be repaid by the Company in October 2020. This lender did not exercise its conversion right under such convertible loans prior to their repayment date and therefore, they became repayable in cash as such time. The Company did not timely repay such loans due to financial difficulties and therefore, the Company is in default under those agreements.

On September 23, 2021, all those CLAs (principal plus the accrued interest as of that date) were converted into ordinary shares and all the related warrants were cancelled. See Note 11.b.5. for additional information.

d.

On November 10, 2018, the Company entered into several convertible loan agreements with existing shareholders (collectively, the “CLA November 2018”), pursuant to which they provided the Company with convertible loans in an aggregate principal amount of $225,000. The convertible loans bear an interest rate at Israeli prime plus 4% per annum. Under those agreements, the Company issued to the lenders warrants to purchase ordinary shares for an aggregate purchase price of $1,125,000. The conversion price for both the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.

The granted warrants were classified as a liability at the issuance date, their fair value aggregated to $79,227 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.87% risk free rate and 2 expected life in years). As of December 31, 2019, the fair value of the warrants amounted to $50,510. The warrants were forfeited during 2020.

The CLA November 2018 was required to be repaid by November 2020. The lenders did not exercise their conversion right under the convertible loans prior to the repayment date and therefore, the outstanding amount (principal and interest) became repayable in cash as such time. The Company did not timely repay the loans due to financial difficulties and therefore, the Company is in default under these agreements.

On September 23, 2021, $25,000 of the amounts outstanding under the CLA November 2018 (principal plus the accrued interest as of that date) was converted into ordinary shares and all the related warrants were cancelled. See Note 11.b.5. for additional information. The remainder of that the amounts outstanding under the CLA November 2018 were not converted and are referred to as the ‘CLA November 2018’ from that date onwards.

e.

On December 29, 2018, the Company entered into a convertible loan agreement with a new investor (the “CLA December 2018”), pursuant to which it provided the Company with a convertible loan in an aggregate principal loan amount of $400,000. The convertible loan bears an interest rate at Israeli prime plus 4% per annum. Under this agreement, the Company issued to the lender warrants to purchase ordinary shares for an aggregate purchase price of $2,000,000.

As part of the CLA December 2018, the Company paid a finder’s fee of $40,000 and issued to the finder a five-year warrant, commencing February 2019, to purchase ordinary shares for an aggregate purchase price of $240,000. The conversion price for both the loan amount and the warrants is defined in the CLA December 2018 agreement but no less than $0.17.

The warrants issued to the new investor were classified as a liability. At the issuance date their fair value aggregated to $180,281 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.48% risk free rate and 2 expected life in years). As of December 31, 2019, the fair value of the warrants amounted to $107,602. The warrants were forfeited during 2020.

The warrants issued as part of the finder’s fee compensation were classified as a liability. At the issuance date their fair value aggregated to $45,327 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.51% risk free rate and 5 expected life in years). As of December 31, 2022 and 2021, the fair value of the warrants amounted to $673 and $34,948, respectively.

The CLA December 2018 was required to be repaid by December 2020. This lender did not exercise its conversion right under the convertible loan prior to the repayment date and therefore, the outstanding amount (principal and interest) became repayable in cash as such time. The Company did not timely repay such loan due to financial difficulties and therefore, the Company was in default under this agreement.

On September 23, 2021, all of the amount understanding under the CLA December 2018 (principal plus the accrued interest as of that date) was converted into ordinary shares and all the related warrants were cancelled. See Note 11.b.5. for additional information.

f.

In January, February and April 2019, the Company entered into several convertible loan agreements with existing shareholders (collectively, the “CLA January-April 2019”), pursuant to which they provided the Company with convertible loans in an aggregate principal amount of $200,000. The convertible loans bear interest at Israeli prime plus 4% per annum. Under those agreements, the Company issued to the lenders warrants to purchase ordinary shares for an aggregate purchase price of $1,000,000. The conversion price for all the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.

The CLA January-April 2019 were required to be repaid between January-April 2021. The lenders did not exercise their conversion right under the convertible loans prior to the repayment date and therefore, the outstanding amount (principal and interest) became repayable in cash as such time. The Company did not timely repay such loans due to financial difficulties and therefore, the Company was in default under those agreements.

On September 23, 2021, all the amounts outstanding under the CLA January-April 2019 (principal plus the accrued interest as of that date) were converted into ordinary shares and all the related warrants were cancelled. See Note 11.b.5. for additional information.

g.

In August, September and December 2019, the Company entered into several convertible loan agreements with a new investor and existing shareholders (collectively, the “CLA August-December 2019”), pursuant to which they provided the Company with convertible loans in an aggregate principal amount of $475,000. The convertible loans bear an interest rate at Israeli prime plus 4% per annum. Under those agreements, the Company issued the lenders warrants to purchase ordinary shares for an aggregate purchase price of $2,375,000. The conversion price for all the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.

The granted warrants were classified as liability at the issuance date, their fair value aggregated to $409,668 (the Company used the following assumptions: 0% dividend yield, 54.50% expected volatility, 1.60% risk free rate and 2 expected life in years). As of December 31, 2020,the fair value of the warrants amounted to $1,334,255. The warrants were forfeited during 2021.

On September 23, 2021, $375,000 out of amounts outstanding under the CLA August-December 2019 (principal plus the accrued interest as of that date) was converted into ordinary shares and all the related warrants were cancelled. See Note 11.b.5. for additional information. The remainder of the amounts outstanding under the CLA August-December 2019 were not converted and are referred to as the ‘CLA August 2019’ from that date onwards.

h.

In March and June 2021, the Company entered into several convertible loan agreements with new investors (collectively, the “CLA March-June 2021”), pursuant to which they provided the Company with convertible loans in an aggregate principal amount of $255,000. The convertible loans bear an interest rate at Israeli prime plus 4% per annum. Under those agreements, the Company issued to the lenders warrants to purchase ordinary shares for an aggregate purchase price of $985,000. The conversion price for all the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.

On September 23, 2021, all of the amounts outstanding under the CLA March-June 2021 (principal plus the accrued interest as of that date) were converted into ordinary shares and all the related warrants were cancelled. See Note 11.b.5. for additional information.

i.

The fair value of the warrants issued as part of the convertible loan agreements (“CLAs”) along with warrant issued as finder’s fees were bifurcated out of the principal loans. Commencing with the grant dates, the Company calculates the accretion back to the principal amount during the CLAs’ period along with the related interest and record them financial expenses in connection with convertible loans as part of the financial expenses (income), net line item within the statement of operations.

The Company’s CLAs presented as part of its current liabilities as of December 31, 2022 as follows:

Type of CLA	Original principal loans amounts	Additional principal loans provided	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of December 31, 2022

CLA August 2017(*)	$905,555	$22,322	$(276,211)	$651,666	2020		$861,764	See Note 8.a.
CLA May 2018(*)	170,000	—	—	170,000	2019		241,557	See Note 8.b.
CLA November 2018(*)	225,000	—	(25,000)	200,000	2020	(**)	247,629	See Note 8.d.
CLA August 2019(*)	475,000	—	(375,000)	100,000	2021	(**)	119,263	See Note 8.g.
	$1,775,555	$22,322	$(676,211)	$1,121,666			$1,470,213

(*)

Those CLAs were not repaid on time and therefore were in default as of December 31, 2022. Due to such default, the Company presented those CLAs in their fair value which was equaled to the principal loan plus its accrued interest as of that date.

(**)	Structured as a 24-month convertible loan or less in case of a public offering event.

The Company’s CLAs presented as part of its current liabilities as of December 31, 2021 as follows:

Type of CLA	Original principal loans amounts	Additional principal loans provided	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of December 31, 2021

CLA August 2017(*)	$905,555	$22,322	$(276,211)	$651,666	2020		$1,057,711	See Note 8.a.
CLA May 2018(*)	170,000	—	—	170,000	2019		230,224	See Note 8.b.
CLA November 2018(*)	225,000	—	(25,000)	200,000	2020	(**)	236,129	See Note 8.d.
CLA August 2019(*)	475,000	—	(375,000)	100,000	2021	(**)	113,513	See Note 8.g.
	$1,775,555	$22,322	$(676,211)	$1,121,666			$1,637,577

(*)	Those CLA’s were not repaid on time and therefore were in default as of December 31, 2021. Due to such default, the Company presented those CLA’s in their fair value.

(**)	Structured as a 24-month convertible loan or less in case of a public offering event.